Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Deposits by Type and Range of Rates
	December 31
	2012	2011
Account Type

NOW accounts and MMDA	$44,218	$41,795
Regular savings accounts	19,867	17,873

Total	64,085	59,668

Certificate of Deposit Rates

0.50 percent to 0.99 percent	42,698	38,802
1.00 percent to 1.99 percent	15,962	18,343
2.00 percent to 2.99 percent	10,746	16,057
3.00 percent to 3.99 percent	3,398	4,078
4.00 percent to 4.99 percent	394	1,092

Total certificate of deposits	73,198	78,372

Total interest-bearing deposits	$137,283	$138,040

Schedule of Amount and Maturities of Certificates of Deposit
	December 31, 2012
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total
0.50 percent to
0.99 percent	$30,190	$10,916	$1,563	$29	$-	$42,698
1.00 percent to
1.99 percent	3,514	3,540	953	7,831	124	15,962
2.00 percent to
2.99 percent	3,296	1,458	3,961	459	1,572	10,746
3.00 percent to
3.99 percent	1,899	424	484	-	591	3,398
4.00 percent to
4.99 percent	261	-	46	87	-	394
Total	$39,160	$16,338	$7,007	$8,406	$2,287	$73,198

Schedule of Interest Expense on Deposits
	Year Ended December 31
	2012	2011

NOW and MMDAs	$95	$159
Regular savings	10	9
Certificates of deposit	929	1,381

Total	$1,034	$1,549